Salaries (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Salaries and incidentals:
Operating	₪ 1,931			₪ 1,922	₪ 1,871
General and administrative	648			624	588
Total salaries and incidentals	2,579			2,546	2,459
Less - salaries recognized in investments in property, plant and equipment and in intangible assets	571			529	499
Salaries	₪ 2,008	[1]	$ 579	₪ 2,017	₪ 1,960

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.